Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, authorized	1,000,000	1,000,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption shares, issued	34,500,000	34,500,000
Ordinary shares subject to possible redemption shares, outstanding	34,500,000	34,500,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.06	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, issued	2,500	2,500
Ordinary shares, outstanding	2,500	2,500
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, issued	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000